Construction Contracts - Summary of Gross Amount of Assets and Liabilities for Contract and Accumulated Earned Revenue, Expense and Others (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 22,051,129	₩ 21,460,431
Accumulated expense		20,967,097	20,242,735
Accumulated profit		1,084,032	1,217,696
Unearned advance receipts		23,238	97,348
Construction Contract Assets and Liabilities [Abstract]
Assets	[1]	82,306	79,662
Liabilities	[2]	₩ 5,330	₩ 88,126

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦39,063 million and ￦57,639 million, as of December 31, 2020 and 2021, respectively.
[2]	Included in non-financial liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2021 from the amounts included in contract liabilties at the end of the prior year is ￦87,934 million.